                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-14363
                                                               File No. 811-5162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

     Pre-Effective Amendment No. _______

     Post-Effective Amendment No.___29___                                    |X|
                                       AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.___29___                                                   |X|


                           DELAWARE GROUP PREMIUM FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            1818 Market Street, Philadelphia, Pennsylvania               19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 15, 1999
                                                               -----------------

It is proposed that this filing will become effective:

      _____ immediately upon filing pursuant to paragraph (b)
      __X__ on December 15, 1999 pursuant to paragraph (b)
      _____ 60 days after filing pursuant to paragraph (a)(1)
      _____ on (date) pursuant to paragraph (a)(1)
      _____ 75 days after filing pursuant to paragraph (a)(2)
      _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Premium Fund, as successor issuer of Delaware Group Premium Fund, Inc. is filing this amendment to the registration statement of Delaware Group Premium Fund, Inc. and expressly adopts the registration statement of Delaware Group Premium Fund, Inc. as its own for purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 29 to Registration File No. 33-14363 includes the following:

     1. Facing Page

     2. Contents Page

     3. Part A - Prospectuses*

     4. Part B - Statement of Additional Information**

     5. Part C - Other Information

     6. Signatures

     7. Exhibits

* This filing contains supplements dated December 15, 1999 to the Prospectus for the Registrant's Aggressive Growth Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Delaware Balanced Series, DelCap Series, Delchester Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series (formerly Decatur Total Return Series), International Equity Series, REIT Series, Small Cap Value Series (formerly Value Series), Social Awareness Series (formerly Quantum Series), Strategic Income Series, and Trend Series dated May 1, 1999. Those Prospectuses are incorporated herein by reference to the electronic filings of those Prospectuses made pursuant to Rule 497(c) on May 5, 1999. The Supplements to certain of those Prospectuses filed on May 10, 1999, July
   9, 1999, September 30, 1999 and October 27, 1999 are incorporated herein by reference to the electronic filings of those Supplements made pursuant to Rule 497(e).

   This filing contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's U.S. Growth Series dated October 15, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on November 5, 1999.

** This filing contains a Supplement dated December 15, 1999 to the Statement of Additional Information for the Registrant dated October 15, 1999. That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on November 5, 1999.

                                December 15, 1999

                            Aggressive Growth Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

                                December 15, 1999

                             Capital Reserves Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Capital Reserves Series was 0.16%. The performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                             Capital Reserves Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................   $ 9.880

Income (loss) from investment operations:
     Net investment income ..........................................     0.270
     Net realized and unrealized gain (loss) on investments .........    (0.330)
                                                                        -------
     Total from investment operations ...............................    (0.060)
                                                                        -------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.270)
     Distributions from net realized gain on investments ............        --
                                                                        -------
     Total dividends and distributions ..............................    (0.270)
                                                                        -------

Net asset value, end of period ......................................    $9.550
                                                                         ======

Total return ........................................................    (0.63%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................   $40,351
     Ratio of expenses to average net assets ........................     0.79%
     Ratio of net investment income to average net assets ...........     5.58%
     Portfolio turnover .............................................      128%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                               Cash Reserve Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Cash Reserve Series was 3.47%. The performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                               Cash Reserve Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $10.000

Income from investment operations:
     Net investment income ...........................................    0.224
                                                                        -------
     Total from investment operations ................................    0.224
                                                                        -------

Less dividends:
     Dividends from net investment income ............................   (0.224)
                                                                        -------
     Total dividends .................................................   (0.224)
                                                                        -------

Net asset value, end of period .......................................  $10.000
                                                                        =======

Total return .........................................................    2.26%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................  $51,437
     Ratio of expenses to average net assets .........................    0.53%
     Ratio of net investment income to average net assets ............    4.51%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                          Convertible Securities Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Convertible Securities Series was -1.60%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                          Convertible Securities Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $11.160

Income (loss) from investment operations:
     Net investment income ...........................................    0.231
     Net realized and unrealized gain (loss) on investments ..........    0.019
                                                                        -------
     Total from investment operations ................................    0.250
                                                                        -------

Less dividends and distributions:
     Dividends from net investment income ............................   (0.410)
     Distributions from net realized gain on investments                     --
                                                                        -------
     Total dividends and distributions ...............................   (0.410)
                                                                        -------

Net asset value, end of period .......................................  $11.000
                                                                        =======

Total return .........................................................    2.41%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................   $9,043
     Ratio of expenses to average net assets .........................    0.82%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly .....................    0.84%
     Ratio of net investment income to average net assets ............    4.40%
     Ratio of net investment income to average net assets prior to
         expense limitation and expenses paid indirectly .............    4.38%
     Portfolio turnover ..............................................      44%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                            Delaware Balanced Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Delaware Balanced Series was -9.24%. The performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                            Delaware Balanced Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $ 20.040

Income (loss) from investment operations:
     Net investment income ..........................................     0.182
     Net realized and unrealized gain (loss) on investments .........    (0.272)
                                                                       --------
     Total from investment operations ...............................    (0.090)
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.300)
     Distributions from net realized gain on investments ............    (0.770)
                                                                       --------
     Total dividends and distributions ..............................    (1.070)
                                                                       --------

Net asset value, end of period ......................................   $18.880
                                                                       ========

Total return ........................................................    (0.14%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $207,606
     Ratio of expenses to average net assets ........................     0.71%
     Ratio of net investment income to average net assets ...........     2.08%
     Portfolio turnover .............................................       74%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                                  DelCap Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the DelCap Series was 11.24%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                  DelCap Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $ 18.550

Income (loss) from investment operations:
     Net investment income (loss)(2) ................................    (0.010)
     Net realized and unrealized gain (loss) on investments .........     2.270
                                                                       --------
     Total from investment operations ...............................     2.260
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................        --
     Distributions from net realized gain on investments ............    (1.000)
                                                                       --------
     Total dividends and distributions ..............................    (1.000)
                                                                       --------

Net asset value, end of period ......................................   $19.810
                                                                       ========

Total return ........................................................    13.06%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $147,606
     Ratio of expenses to average net assets ........................     0.79%
     Ratio of net investment income (loss) to average net assets ....    (0.17%)
     Portfolio turnover .............................................       62%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares method.

                                December 15, 1999

                                Delchester Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Delchester Series was -2.68%. The performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                Delchester Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................    $8.460

Income (loss) from investment operations:
     Net investment income ..........................................     0.386
     Net realized and unrealized gain (loss) on investments .........    (0.335)
                                                                       --------
     Total from investment operations ...............................     0.051
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.391)
     Distributions from net realized gain on investments ............    (0.050)
                                                                       --------
     Total dividends and distributions ..............................    (0.441)
                                                                       --------

Net asset value, end of period ......................................    $8.070
                                                                       ========

Total return ........................................................     0.57%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $121,144
     Ratio of expenses to average net assets ........................     0.70%
     Ratio of net investment income to average net assets ...........     9.34%
     Portfolio turnover .............................................       92%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                                  Devon Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Devon Series was -12.18%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                  Devon Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $15.440

Income (loss) from investment operations:
     Net investment income ...........................................    0.043
     Net realized and unrealized gain (loss) on investments ..........   (0.079)
                                                                        -------
     Total from investment operations ................................   (0.036)
                                                                        -------

Less dividends and distributions:
     Dividends from net investment income ............................   (0.090)
     Distributions from net realized gain on investments .............   (0.174)
                                                                        -------
     Total dividends and distributions ...............................   (0.264)
                                                                        -------

Net asset value, end of period .......................................  $15.140
                                                                        =======

Total return .........................................................   (0.10%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................  $93,927
     Ratio of expenses to average net assets .........................    0.76%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly .....................    0.77%
     Ratio of net investment income to average net assets ............    0.95%
     Ratio of net investment income to average net assets prior
         to expense limitation and expenses paid indirectly ..........    0.94%
     Portfolio turnover ..............................................      43%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                             Emerging Markets Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Emerging Markets Series was 20.56%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                             Emerging Markets Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $ 5.810

Income (loss) from investment operations:
     Net investment income(2) ........................................    0.066
     Net realized and unrealized gain (loss) on investments ..........    1.427
                                                                        -------
     Total from investment operations ................................    1.493
                                                                        -------

Less dividends and distributions:
     Dividends from net investment income ............................   (0.133)
     Distributions from net realized gain on investments .............       --
                                                                        -------
     Total dividends and distributions ...............................   (0.133)
                                                                        -------

Net asset value, end of period .......................................  $ 7.170
                                                                        =======

Total return .........................................................   26.56%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................  $ 8,956
     Ratio of expenses to average net assets .........................    1.49%
     Ratio of expenses to average net assets prior to expense
         limitation ..................................................    1.64%
     Ratio of net investment income to average net assets ............    2.19%
     Ratio of net investment income to average net assets prior to
         expense limitation ..........................................    2.04%
     Portfolio turnover ..............................................      19%
----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                                December 15, 1999

                               Global Bond Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Global Bond Series was -1.44%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                               Global Bond Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $10.680

Income (loss) from investment operations:
     Net investment income(2) ........................................    0.292
     Net realized and unrealized gain (loss) on investments and
         foreign currencies ..........................................   (0.466)
                                                                        -------
     Total from investment operations ................................   (0.174)
                                                                        -------

Less dividends and distributions:
     Dividends from net investment income ............................   (0.334)
     Distributions from net realized gain on investments .............   (0.062)
                                                                        -------
     Total dividends and distributions ...............................   (0.396)
                                                                        -------

Net asset value, end of period .......................................  $10.110
                                                                        =======

Total return .........................................................   (1.64%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................  $22,190
     Ratio of expenses to average net assets .........................    0.84%
     Ratio of net investment income to average net assets ............    5.64%
     Portfolio turnover ..............................................     106%
----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                                December 15, 1999

                            Growth and Income Series
                     (formerly Decatur Total Return Series)

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Growth and Income Series was -4.42%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                            Growth and Income Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $ 19.420

Income (loss) from investment operations:
     Net investment income ..........................................     0.167
     Net realized and unrealized gain (loss) on investments .........     0.834
                                                                       --------
     Total from investment operations ...............................     1.001
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.161)
     Distributions from net realized gain on investments ............    (1.480)
                                                                       --------
     Total dividends and distributions ..............................    (1.641)
                                                                       --------

Net asset value, end of period ......................................  $ 18.780
                                                                       ========

Total return ........................................................     5.79%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $604,114
     Ratio of expenses to average net assets ........................     0.71%
     Ratio of expenses to average net assets prior to expenses
         absorbed, waived or paid indirectly ........................     0.72%
     Ratio of net investment income to average net assets ...........     1.84%
     Ratio of net investment income to average net assets prior
         to expenses absorbed, waived or paid indirectly ............     1.83%
     Portfolio turnover .............................................      120%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                           International Equity Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the International Equity Series was 6.44%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                           International Equity Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $ 16.480

Income from investment operations:
     Net investment income(2) .......................................     0.235
     Net realized and unrealized gain on investments and foreign
        currencies ..................................................     1.097
                                                                       --------
     Total from investment operations ...............................     1.332
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.356)
     Distributions from net realized gain on investments ............    (0.026)
                                                                       --------
     Total dividends and distributions ..............................    (0.382)
                                                                       --------

Net asset value, end of period ......................................  $ 17.430
                                                                       ========

Total return ........................................................     8.30%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $255,757
     Ratio of expenses to average net assets ........................     0.89%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly ....................     0.90%
     Ratio of net investment income to average net assets ...........     2.83%
     Ratio of net investment income to average net assets prior
         to expense limitation and expenses paid indirectly .........     2.82%
     Portfolio turnover .............................................        0%
----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                                December 15, 1999

                                   REIT Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the REIT Series was -2.61%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                   REIT Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ..................................  $9.100

Income (loss) from investment operations:
     Net investment income ............................................   0.152
     Net realized and unrealized gain (loss) on investments ...........   0.118
                                                                          -----
     Total from investment operations .................................   0.270
                                                                          -----

Net asset value, end of period ........................................  $9.370
                                                                         ======

Total return ..........................................................   5.25%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..........................  $9,094
     Ratio of expenses to average net assets ..........................   0.85%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly ......................   1.00%
     Ratio of net investment income to average net assets .............   5.02%
     Ratio of net investment income to average net assets prior
         to expense limitation and expenses paid indirectly ...........   4.87%
     Portfolio turnover ...............................................     50%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                             Small Cap Value Series
                             (formerly Value Series)

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Small Cap Value Series was -6.22%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                             Small Cap Value Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $ 16.450

Income (loss) from investment operations:
     Net investment income ..........................................     0.083
     Net realized and unrealized gain (loss) on investments .........     0.482
                                                                       --------
     Total from investment operations ...............................     0.565
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.195)
     Distributions from net realized gain on investments ............    (0.080)
                                                                       --------
     Total dividends and distributions ..............................    (0.275)
                                                                       --------

Net asset value, end of period ......................................  $ 16.740
                                                                       ========

Total return ........................................................     3.69%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $103,101
     Ratio of expenses to average net assets ........................     0.85%
     Ratio of net investment income to average net assets ...........     1.04%
     Portfolio turnover .............................................       49%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                             Social Awareness Series
                            (formerly Quantum Series)

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Social Awareness Series was -1.65%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                             Social Awareness Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $14.550

Income from investment operations:
     Net investment income ...........................................    0.014
     Net realized and unrealized gain on investments .................    0.656
                                                                          -----
     Total from investment operations ................................    0.670
                                                                          -----

Less dividends and distributions:
     Dividends from net investment income ............................   (0.060)
     Distributions from net realized gain on investments .............       --
                                                                        -------
     Total dividends and distributions ...............................   (0.060)
                                                                        -------

Net asset value, end of period .......................................  $15.160
                                                                        =======

Total return .........................................................    4.63%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................  $33,588
     Ratio of expenses to average net assets .........................    0.84%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly .....................    0.89%
     Ratio of net investment income to average net assets ............    0.30%
     Ratio of net investment income to average net assets prior
         to expense limitation and expenses paid indirectly ..........    0.25%
     Portfolio turnover ..............................................      28%

----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                             Strategic Income Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Strategic Income Series was -3.09%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                             Strategic Income Series
--------------------------------------------------------------------------------
Net asset value, beginning of period .................................  $10.600

Income from investment operations:
     Net investment income(2) ........................................    0.393
     Net realized and unrealized gain (loss) on investments, foreign
         currencies and futures contracts ............................   (0.613)
                                                                        -------
     Total from investment operations ................................   (0.220)
                                                                        -------

Less dividends and distributions:
     Dividends from net investment income ............................   (0.610)
     Distributions from net realized gain on investments .............       --
                                                                        -------
     Total dividends and distributions ...............................   (0.610)
                                                                        -------

Net asset value, end of period .......................................   $9.770
                                                                         ======

Total return .........................................................   (2.19%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................  $21,938
     Ratio of expenses to average net assets .........................    0.80%
     Ratio of net investment income to average net assets ............    7.81%
     Portfolio turnover ..............................................     115%
----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

                                December 15, 1999

                                  Trend Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

This Supplement also updates the Series' performance information in the Profile section in the beginning of the prospectus, as well as the data in the Financial Highlights section of the prospectus, as follows:

     From January 1, 1999 to September 30, 1999 the total return for the Trend Series was 27.05%. The return reflects applicable voluntary expense caps and would be lower without the voluntary caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the return.

     The Financial Highlights for each share for the six-month period ended June 30, 1999 (unaudited) were as follows:(1)

                                  Trend Series
--------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $ 19.760

Income (loss) from investment operations:
     Net investment loss ............................................    (0.023)
     Net realized and unrealized gain (loss) on investments .........     4.165
                                                                       --------
     Total from investment operations ...............................     4.142
                                                                       --------

Less dividends and distributions:
     Dividends from net investment income ...........................    (0.002)
     Distributions from net realized gain on investments ............        --
                                                                       --------
     Total dividends and distributions ..............................    (0.002)
                                                                       --------

Net asset value, end of period ......................................  $ 23.900
                                                                       ========

Total return ........................................................    20.97%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........................  $219,907
     Ratio of expenses to average net assets ........................     0.83%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly ....................     0.84%
     Ratio of net investment income to average net assets ...........    (0.27%)
     Ratio of net investment income to average net assets prior
         to expense limitation and expenses paid indirectly .........    (0.28%)
     Portfolio turnover .............................................      104%
----------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                               U.S. Growth Series

                 Supplement to the Prospectus dated May 1, 1999

On December 15, 1999, the Series was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders of the company at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Series or its investment operations; however, the name of the company of which the Series is a part has changed from Delaware Group Premium Fund, Inc. to Delaware Group Premium Fund.

                                December 15, 1999

                           Delaware Group Premium Fund

                            Aggressive Growth Series
                             Capital Reserves Series
                               Cash Reserve Series
                          Convertible Securities Series
                            Delaware Balanced Series
                                  DelCap Series
                                Delchester Series
                                  Devon Series
                             Emerging Markets Series
                               Global Bond Series
         Growth and Income Series (formerly Decatur Total Return Series)
                           International Equity Series
                                   REIT Series
                 Small Cap Value Series (formerly Value Series)
                Social Awareness Series (formerly Quantum Series)
                             Strategic Income Series
                                  Trend Series
                               U.S. Growth Series

  Supplement to the Statement of Additional Information dated October 15, 1999

On December 15, 1999, Delaware Group Premium Fund, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Premium Fund. In accordance with the reorganization, all references to the company's "Board of Directors" shall be replaced with the term "Board of Trustees" and all references to directors shall be replaced with the term "trustees." Likewise, all references to "Delaware Group Premium Fund, Inc." shall be replaced with the term "Delaware Group Premium Fund."

                                     PART C
                                Other Information

Item 23      Exhibits

        (a) Agreement and Declaration of Trust.

            (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.
            (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

        (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

        (c) Copies of All Instruments Defining the Rights of Holders.

            (1) Agreement and Declaration of Trust. Articles III, V, and VI of
               the Agreement and Declaration of Trust which is attached as Exhibit (a)(1).

            (2) By-Laws. Article II of By-Laws which are attached as Exhibit
                (b).

        (d) Investment Management Agreements.

            (1) Form of Investment Management Agreement (December 1999) between
                Delaware Management Company (a series of Delaware Management Business Trust) and the registrant attached as Exhibit.

            (2) Form of Investment Management Agreement (December 1999) between
                Delaware International Advisers Ltd. and the Registrant attached as Exhibit.

            (3) Form of Sub-Advisory Agreement (December 1999) between Delaware
                Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of Strategic Income Series attached as Exhibit.

            (4) Form of Sub-Advisory Agreement (December 1999) between Delaware
                Management Company (a series of Delaware Management Business Trust) and Vantage Global Advisors, Inc. on behalf of Social Awareness Series attached as Exhibit.

            (5) Form of Sub-Advisory Agreement (December 1999) between Delaware
                Management Company (a series of Delaware Management Business Trust) and Lincoln Investment Management, Inc. on behalf of REIT Series attached as Exhibit.

            (6) Form of Sub-Advisory Agreement (December 1999) between Delaware
                Management Company (a series of Delaware Management Business Trust) and Lynch & Mayer, Inc. on behalf of U.S. Growth Series attached as Exhibit.

        (e) Distribution Agreements.

            (1) Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of Equity/Income Series (renamed Growth and Income Series), High Yield Series (renamed Delchester Series), Capital Reserves Series and Multiple Strategy Series (renamed Delaware Balanced Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

            (2) Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of Money Market Series (renamed Cash Reserve Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

            (3) Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of Growth Series (renamed DelCap Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

            (4) Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

            (5) Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of Value Series (renamed Small Cap Value Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

            (6) Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of Emerging Growth Series (renamed Trend Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed January 22, 1996.

            (7) Executed Distribution Agreement (May 1, 1996) between Delaware
                Distributors, L.P. and the Registrant on behalf of Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

            (8) Executed Distribution Agreement (May 1, 1997) between Delaware
                Distributors, L.P. and the Registrant on behalf of Convertible Securities Series, Devon Series, Emerging Markets Series,

                 Quantum Series (renamed Social Awareness Series) and Strategic Income Series incorporated into this filing by reference to Post-Effective Amendment No. 24 filed April 27, 1998.

            (9) Executed Distribution Agreement (April 30, 1998) between Delaware Distributors, L.P. and the Registrant on behalf of REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 12, 1999.

            (10) Executed Distribution Agreement (May 1999) between Delaware
                 Distributors, L.P. and the Registrant on behalf of Aggressive Growth Series incorporated by reference to Post-Effective Amendment No. 28 filed October 15, 1999.

            (11) Form of Distribution Agreement (1999) between Delaware
                 Distributors, L.P. and the Registrant on behalf of U.S. Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 27 filed July 30, 1999. (f) Not applicable.

        (g) Custodian Agreements.

            (1) Executed Custodian Agreement (1996) (Module) between The Chase
                Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                (i) Amendment (November 20, 1997) to Custodian Agreement between
                    The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 15, 1998.

            (2) Form of Securities Lending Agreement (1996) between The Chase
                Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

            (3) Letter of notice (May 1, 1997) to add Convertible Securities
                Series, Devon Series, Emerging Markets Series, Quantum Series (renamed Social Awareness Series) and Strategic Income Series to Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed April 27, 1998.

            (4) Letter of notice (April 30, 1998) to add REIT Series to
                Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 12, 1999.

            (5) Executed Letter of notice (May 1, 1999) to add Aggressive Growth
                Series to Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated by reference to Post-Effective Amendment No. 28 filed October 15, 1999.

            (6) Form of Letter of notice (1999) to add U.S. Growth Series to
                Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed July 30, 1999.

        (h) Other Material Contracts.

            (1) Executed Shareholders Services Agreement (June 29, 1988) between
                Delaware Service Company, Inc. and the Registrant on behalf of Money Market Series (renamed Cash Reserve Series) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

            (2) Executed Amended and Restated Shareholder Services Agreement
                (April 30, 1998) between Delaware Service Company, Inc. and the Registrant on behalf of High Yield Series (renamed Delchester Series), Capital Reserves Series, Equity/Income Series (renamed Decatur Total Return Series), Multiple Strategy Series (renamed Delaware Series), Growth Series (renamed DelCap Series), International Equity Series, Value Series (renamed Small Cap Value Series), Emerging Growth Series (renamed Trend Series), Global Bond Series, Strategic Income Series, Devon Series, Emerging Markets Series, Convertible Securities Series, Quantum Series (renamed Social Awareness Series) and REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 12, 1999.

            (3) Executed Amended and Restated Shareholder Services Agreement
                (May 1999) between Delaware Service Company, Inc. and the Registrant on behalf of High Yield Series (renamed Delchester Series), Capital Reserves Series, Equity/Income Series (renamed Growth and Income Series), Multiple Strategy Series (renamed Delaware Balanced Series), Growth Series (renamed DelCap Series), International Equity Series, Value Series (renamed Small Cap Value Series), Emerging Growth Series (renamed Trend Series), Global Bond Series, Strategic Income Series, Devon Series, Emerging Markets Series, Convertible Securities Series, Quantum Series (renamed Social Awareness Series), REIT and Aggressive Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 15, 1999.

            (4) Form of Amended and Restated Shareholder Services Agreement
                (1999) between Delaware Service Company, Inc. and the Registrant on behalf of High Yield Series (renamed Delchester Series), Capital Reserves Series, Equity/Income Series (renamed Growth and Income Series), Multiple Strategy Series (renamed Delaware Balanced Series), Growth Series (renamed DelCap Series),

                International Equity Series, Value Series (renamed Small Cap Value Series), Emerging Growth Series (renamed Trend Series), Global Bond Series, Strategic Income Series, Devon Series, Emerging Markets Series, Convertible Securities Series, Quantum Series (renamed Social Awareness Series), REIT Series, Aggressive Growth Series and U.S. Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 27 filed July 30, 1999.

            (5) Executed Delaware Group of Funds Fund Accounting Agreement
                (August 19, 1996) (Module) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996 and Post-Effective Amendment No. 25 filed February 12, 1999. (i) Form of Amendment No. 17 to Schedule A of Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 15, 1999.

         (i)   Opinion of Counsel.  Attached as Exhibit.

         (j)   Consent of Auditors.  Attached as Exhibit.

         (k-n) Not applicable.

         (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Insured Funds, Voyageur Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware

Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the registrant during the past two fiscal years is incorporated by reference to Post-Effective Amendment No. 22 to the Registrations Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (b) Business and Other Connections of Sub-Advisers.

             (1) Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to Strategic Income Series of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Delaware Pooled Trust, Inc., Delaware Group Income Funds, and Delaware Group Adviser Funds) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

             (2) Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Social Awareness Series (formerly named Quantum Series). The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name and Principal                           Positions and Offices with Vantage Global Advisors, Inc. and
Business Address                             its Principal Affiliates and Other Positions and Offices Held
-----------------------------------------    --------------------------------------------------------------------------------
Roger Sayler(1)                              President and Chief Executive Officer of Vantage Global Advisors, Inc.]

*Dennis A. Blume                             Director of Vantage Global Advisors, Inc.

                                             Vice President and Director of Lincoln Investment Management, Inc. since
                                             1985, 200 East Berry Street, Fort Wayne, IN; Director of Lynch & Mayer,
                                             Inc. since 1996, 520 Madison Avenue, New York, NY

Kevin S. Lee                                 Vice President/Controller/Compliance Officer

Christopher P. Harvey                        Vice President

                                       6

Name and Principal                           Positions and Offices with Vantage Global Advisors, Inc. and
Business Address                             its Principal Affiliates and Other Positions and Offices Held
-----------------------------------------    --------------------------------------------------------------------------------
Yi Feng Yang                                 Vice President

Perry D. Keck                                Senior Vice President

Enrique DeJesus Chang                        Senior Vice President

**H. Thomas McMeekin                         Director of Vantage Global Advisers, Inc.

                                             Executive Vice President ofDelaware Management Business Trust;Executive Vice
                                             President /Chief Investment Officer DMC-Fixed Income of Delaware Management
                                             Company (a series of Delaware Management Business Trust); Executive Vice
                                             President of Delaware Capital Management, Inc.; Executive Vice President and
                                             Director of Delaware Management Holdings, Inc.; Executive Vice President and
                                             Chief Investment Officer , Fixed Income of each Funds in the Delaware
                                             Investments family.

Bruce D. Barton(2)                           Director of Vantage Global Advisors Inc.

                                             President and Chief Executive Officer of Delaware Distributors, L.P.
                                             since 1996, 1818 Market Street, Philadelphia, PA;

(1) MANAGING DIRECTOR/GLOBAL HEAD OF DERIVATIVES, J.P. Morgan Investment Management prior to 1999.
(2) SENIOR VICE PRESIDENT AND DIRECTOR, Lincoln National Investment Companies February 1996 to October 1996; VICE PRESIDENT, Lincoln National Corporation May 1992 to October 1996.
*   Business address is 200 East Berry Street Fort Wayne, IN 46802.
**  Business address is 1818 Market Street, Philadelphia, PA 19103.

             (3) Lincoln Investment Management Company, Inc. serves as sub-adviser to the REIT Series. Lincoln Investment Management Company, Inc. also serves as sub-adviser to Delaware Pooled Trust, Inc. In addition, Lincoln Investment Management Company, Inc. serves as investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years.

             Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follows:

Name and Principal                           Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                             and its Affiliates and Other Positions and Offices Held
-----------------------------------------    --------------------------------------------------------------------------------
***H. Thomas McMeekin                        President & Director of Lincoln Investment Management, Inc.; Executive
                                             Vice President (previously Senior Vice President) and Chief Investment
                                             Officer of Lincoln National Corporation; and Director of The Lincoln
                                             National Life Insurance Company, Lincoln National Investments, Inc.,
                                             Delaware Management Holdings, Inc., Lincoln National Investment
                                             Companies, Inc. and Vantage Global Advisors, Inc.

*Dennis A. Blume                             Vice President of Lincoln Investment Management, Inc.; and Director of
                                             Vantage Global Advisors, Inc

*Steven R. Brody                             Vice President and Director of Lincoln Investment Management, Inc.;  Vice
                                             President of The Lincoln National Life Insurance Company

*David A. Berry                              Vice President of Lincoln Investment Management, Inc.

*Philip C. Byrde                             Vice President of Lincoln Investment Management, Inc.

*Patrick R. Chasey                           Vice President of Lincoln Investment Management, Inc.

*Janet C. Chrzan                             Vice President/Treasurer of Lincoln Investment Management, Inc., Lincoln
                                             National Corporation, LNC Equity Sales Corporation; Treasurer of Lincoln
                                             National Investments, Inc.

*David C. Fischer                            Vice President of Lincoln Investment Management, Inc.

*Mark S. Forman                              Vice President of Lincoln Investment Management, Inc.

*Robert C. Franzino                          Vice President/Portfolio Manager of Lincoln Investment Management, Inc.

*Luc N. Girard                               Vice President and Actuary of Lincoln Investment Management, Inc.

*Walter M. Korinke                           Vice President of Lincoln Investment Management, Inc.

*James M. Keefer                             Vice President and General Counsel and Director of Lincoln Investment
                                             Management, Inc.

*Howard R. Lodge                             Vice President of Lincoln Investment Management, Inc.

                                       8

Name and Principal                           Positions and Offices with Lincoln Investment Management Company, Inc.
Business Address                             and its Affiliates and Other Positions and Offices Held
-----------------------------------------    --------------------------------------------------------------------------------
*David J. Miller                             Vice President of Lincoln Investment Management, Inc.

*David C. Patch                              Vice President of Lincoln Investment Management, Inc.

*Regina N. Rohrbacher                        Compliance Officer of Lincoln Investment Management, Inc.

*Cynthia A. Rose                             Corporate Secretary of Lincoln Investment Management, Inc. and Lincoln
                                             National Life Insurance Company.

*Jay M. Yentis                               Portfolio Manager/Second Vice President of Lincoln Investment Management,
                                             Inc.

* Business address is 200 East Berry Street, Fort Wayne, IN 46802. ** Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802. *** Business address is 1818 Market Street, Philadelphia, PA 19103.


             (4) Lynch & Mayer, Inc. serves as sub-investment adviser to U.S. Growth Series. Information concerning the directors and officers of Lynch & Mayer, Inc. are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Group Adviser Funds filed November 22, 1999.

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement for Delaware Group Global & International Funds filed November 22, 1999.

         (c) Inapplicable.

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, in London at Third Floor, 80 Cheapside, London, England EC2V 6EE, in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 14th day of December 1999.

                                           DELAWARE GROUP PREMIUM FUND

                                                   By /s/David K. Downes
                                                      -------------------
                                                      David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                        Title                                   Date
--------------------------------------        ----------------------------------------     ----------------------------
/s/David K. Downes                            President/Chief Executive Officer/                  December 14, 1999
---------------------------------             Chief Operating Officer/Chief
David K. Downes                               Financial Officer (Principal
                                              Executive Officer, Principal Financial
                                              Officer and Principal Accounting
                                              Officer) and Trustee


/s/Wayne A. Stork               *             Trustee                                             December 14, 1999
---------------------------------
Wayne A. Stork

/s/Walter P. Babich             *             Trustee                                             December 14, 1999
---------------------------------
Walter P. Babich

/s/John H. Durham               *             Trustee                                             December 14, 1999
---------------------------------
John H. Durham

/s/Anthony D. Knerr             *             Trustee                                             December 14, 1999
--------------------------------
Anthony D. Knerr

/s/Ann R. Leven                 *             Trustee                                             December 14, 1999
--------------------------------
Ann R. Leven

/s/ Thomas F. Madison           *             Trustee                                             December 14, 1999
--------------------------------
Thomas F. Madison

/s/Charles E. Peck              *             Trustee                                             December 14, 1999
--------------------------------
Charles E. Peck

/s/Jan L. Yeomans               *             Trustee                                             December 14, 1999
--------------------------------
Jan L. Yeomans

                              */s/ David K. Downes
                               -------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549










                                    Exhibits

                                       to

                                    Form N-1A







             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.  Exhibit
-----------  -------

EX-99.A1 Agreement and Declaration of Trust (a series of Delaware Management Business Trust)

EX-99.A2     Certificate of Trust (December 17, 1998)

EX-99.B      By-Laws

EX-99.D1 Form of Investment Management Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.D2 Form of Investment Management Agreement (December 1999) between Delaware Investment Advisers (a series of Delaware Management Business Trust) and the Registrant

EX-99.D3 Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of Strategic Income Series.

EX-99.D4 Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company ( a series of Delaware Management Business Trust) and Lincoln Investment Management, Inc. on behalf of the REIT Series.

EX-99.D5 Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company ( a series of Delaware Management Business Trust) and Vantage Global Advisers, Inc. on behalf of the Social Awareness Series.

EX-99.D6 Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company and Lynch & Mayer, Inc. on behalf of the U.S. Growth Series.

EX-99.I      Legal Opinion

EX-99.J      Consent of Auditors